September 25, 2024
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.

Wilshire 5000 IndexSM Fund (the “Fund”)
Investment Class Shares (WFIVX)
Institutional Class Shares (WINDX)

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”)
dated April 30, 2024, as supplemented

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI OF THE FUND.

Effective September 27, 2024 (the "Effective Date"), the Fund’s name will change from “Wilshire 5000 IndexSM Fund” to “FT Wilshire 5000 IndexSM Fund”. Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “FT Wilshire 5000 IndexSM Fund”.

No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.

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If you have any questions regarding the Fund, or any series of the Company, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.
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